Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

	Summary Compensation Table Total for CEO ($)		Compensation Actually Paid to CEO ($)		Average Summary Compensation Table Total for Non-CEO Named Officers ($)		Average Compensation Actually Paid to Non-CEO Named Officers ($)		Value of Initial Fixed $100 Investment Based On:			Net Income ($ in millions)	Company-Selected Measure: Organic Sales Growth (%)
Year (a)		(1)		(2)		(1)		(2)	Total Shareholder Return ($)	Peer Group Total Shareholder Return ($)	(3)			(4)
	(b)		(c)		(d)		(e)		(f)	(g)		(h)	(i)
2023	17,121,584		19,463,894		4,705,766		5,197,259		127.4	119.8		2,455	8.4
2022	14,462,406		11,047,446		4,061,090		3,453,780		122.8	125.5		1,967	7.0
2021	15,458,151		18,008,793		4,085,777		4,559,072		129.8	126.7		2,338	4.4
2020	14,364,118		22,765,213		4,024,886		5,573,106		127.2	110.9		2,860	7.2

Company Selected Measure Name	Organic sales growth
Named Executive Officers, Footnote [Text Block]
(1)	Noel R. Wallace was our Chairman, President and Chief Executive Officer for all years presented in the table. The non-CEO Named Officers presented in the table are Stanley J. Sutula III (all years), Jennifer M. Daniels (all years), Prabha Parameswaran (all years), Panagiotis Tsourapas (all years) and Henning I. Jakobsen (2020).

Peer Group Issuers, Footnote [Text Block]
(3)	Represents the weighted peer group total shareholder return, weighted according to the respective companies’ stock market capitalization at the beginning of each period for which a return is indicated. The peer group used for this purpose is our Comparison Group, as defined in the CD&A, which is also the peer company index used by us for purposes of Item 201(e) of Regulation S-K. In our 2023 Proxy Statement, the peer group used in this table was the Historical Comparison Group, as defined in the CD&A, which was the peer company index used by us prior to 2023 for purposes of Item 201(e) of Regulation S-K. Please see page 34 of the CD&A for information regarding why changes were made to the peer group. The weighted peer group total shareholder return for the Historical Comparison Group was $119.2, $126.7, $125.3 and $110.7 for the periods ending December 31, 2023, December 31, 2022, December 31, 2021 and December 31, 2020, respectively.

PEO Total Compensation Amount	$ 17,121,584	$ 14,462,406	$ 15,458,151	$ 14,364,118
PEO Actually Paid Compensation Amount	$ 19,463,894	11,047,446	18,008,793	22,765,213
Adjustment To PEO Compensation, Footnote [Text Block]
(2)	The following tables describe the adjustments, each of which is required by SEC rules, to calculate CAP from the SCT Total. The SCT Total and CAP amounts do not reflect the actual amount of compensation earned by or paid to our Named Officers during the applicable years, but rather are amounts determined in accordance with Item 402(v) of Regulation S-K. The amounts presented in the Non-CEO Named Officers table are averages for the entire group of Non-CEO Named Officers in each respective year.

Calculation of "Compensation Actually Paid" to CEO
Adjustments ($)	2023	2022	2021	2020
SCT Total	17,121,584	14,462,406	15,458,151	14,364,118
Adjustments for defined benefit and actuarial pension plans
(Deduct): Aggregate change in actuarial present value included in SCT Total for the covered year	(51,502)	(25,893)	(22,969)	(27,870)
Add: Service cost and prior service cost for the covered year	—	—	—	—
Adjustments for equity awards
(Deduct): Aggregate value for stock awards and option awards included in SCT Total for the covered year	(9,938,958)	(9,114,661)	(10,903,528)	(8,641,292)
Add: Fair value at covered year end of awards granted during the covered year that were outstanding and unvested at the covered year end	11,829,110	9,656,022	13,417,733	11,443,463
Add/(Deduct): Year-over-year change in fair value at covered year end of awards granted in any prior year that were outstanding and unvested at the covered year end	45,820	(1,253,543)	296,498	4,540,148
Add: Vesting date fair value of awards granted and vested during the covered year	99,936	—	105,132	—
Add/(Deduct): Change as of the vesting date (from end of the prior year) in fair value of awards granted in any prior year for which vesting conditions were satisfied during the covered year	285,894	(2,725,632)	(382,562)	1,059,193
(Deduct): Fair value at end of prior year of awards granted in any prior year that failed to meet the applicable vesting conditions during the covered year	—	—	—	—
Add: Dividends or other earnings paid on awards in the covered year prior to vesting if not otherwise included in SCT Total for the covered year	72,010	48,747	40,338	27,453
CAP (as calculated)	19,463,894	11,047,446	18,008,793	22,765,213

Calculation of "Compensation Actually Paid" to Non-CEO Named Officers
Adjustments ($)	2023	2022	2021	2020
SCT Total	4,705,766	4,061,090	4,085,777	4,024,886
Adjustments for defined benefit and actuarial pension plans
(Deduct): Aggregate change in actuarial present value included in SCT Total for the covered year	(4,908)	(2,468)	(2,189)	(2,125)
Add: Service cost and prior service cost for the covered year	—	—	—	—
Adjustments for equity awards
(Deduct): Aggregate value for stock awards and option awards included in SCT Total for the covered year	(2,106,648)	(1,857,696)	(2,152,095)	(2,057,487)
Add: Fair value at covered year end of awards granted during the covered year that were outstanding and unvested at the covered year end	2,506,832	1,968,034	2,651,509	2,538,288
Add/(Deduct): Year-over-year change in fair value at covered year end of awards granted in any prior year that were outstanding and unvested at the covered year end	11,425	(285,769)	49,886	785,601
Add: Vesting date fair value of awards granted and vested during the covered year	21,614	—	19,907	—
Add/(Deduct): Change as of the vesting date (from end of the prior year) in fair value of awards granted in any prior year for which vesting conditions were satisfied during the covered year	46,348	(448,213)	(114,020)	269,390
(Deduct): Fair value at end of prior year of awards granted in any prior year that failed to meet the applicable vesting conditions during the covered year	—	—	—	—
Add: Dividends or other earnings paid on awards in the covered year prior to vesting if not otherwise included in SCT Total for the covered year	16,830	18,802	20,297	14,553
CAP (as calculated)	5,197,259	3,453,780	4,559,072	5,573,106

For purposes of the above adjustments, the fair value of unvested equity awards was calculated on each of the required measurement dates using methodologies and assumptions consistent with the grant date fair value calculations for accounting purposes. The fair values of stock option awards were determined using the Black-Scholes model with corresponding assumptions (expected term of stock option awards, expected volatility, risk-free interest rate and expected dividend yield) as of the measurement dates. The fair values of PBRSU awards were determined using a Monte-Carlo simulation as of the measurement dates. Prior to the final measurement dates, the total values of unvested PBRSU awards were determined based on the probable outcome of performance-based vesting conditions and the relevant Monte Carlo fair value on that measurement date. On the final measurement dates, the fair values of PBRSU awards were determined based on the approved payout factor and the closing price of our Common Stock on those dates. The fair values of time-based RSU awards were determined using the closing price of our Common Stock on the measurement dates.

Non-PEO NEO Average Total Compensation Amount	$ 4,705,766	4,061,090	4,085,777	4,024,886
Non-PEO NEO Average Compensation Actually Paid Amount	$ 5,197,259	3,453,780	4,559,072	5,573,106
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]
(2)	The following tables describe the adjustments, each of which is required by SEC rules, to calculate CAP from the SCT Total. The SCT Total and CAP amounts do not reflect the actual amount of compensation earned by or paid to our Named Officers during the applicable years, but rather are amounts determined in accordance with Item 402(v) of Regulation S-K. The amounts presented in the Non-CEO Named Officers table are averages for the entire group of Non-CEO Named Officers in each respective year.

Calculation of "Compensation Actually Paid" to CEO
Adjustments ($)	2023	2022	2021	2020
SCT Total	17,121,584	14,462,406	15,458,151	14,364,118
Adjustments for defined benefit and actuarial pension plans
(Deduct): Aggregate change in actuarial present value included in SCT Total for the covered year	(51,502)	(25,893)	(22,969)	(27,870)
Add: Service cost and prior service cost for the covered year	—	—	—	—
Adjustments for equity awards
(Deduct): Aggregate value for stock awards and option awards included in SCT Total for the covered year	(9,938,958)	(9,114,661)	(10,903,528)	(8,641,292)
Add: Fair value at covered year end of awards granted during the covered year that were outstanding and unvested at the covered year end	11,829,110	9,656,022	13,417,733	11,443,463
Add/(Deduct): Year-over-year change in fair value at covered year end of awards granted in any prior year that were outstanding and unvested at the covered year end	45,820	(1,253,543)	296,498	4,540,148
Add: Vesting date fair value of awards granted and vested during the covered year	99,936	—	105,132	—
Add/(Deduct): Change as of the vesting date (from end of the prior year) in fair value of awards granted in any prior year for which vesting conditions were satisfied during the covered year	285,894	(2,725,632)	(382,562)	1,059,193
(Deduct): Fair value at end of prior year of awards granted in any prior year that failed to meet the applicable vesting conditions during the covered year	—	—	—	—
Add: Dividends or other earnings paid on awards in the covered year prior to vesting if not otherwise included in SCT Total for the covered year	72,010	48,747	40,338	27,453
CAP (as calculated)	19,463,894	11,047,446	18,008,793	22,765,213

Calculation of "Compensation Actually Paid" to Non-CEO Named Officers
Adjustments ($)	2023	2022	2021	2020
SCT Total	4,705,766	4,061,090	4,085,777	4,024,886
Adjustments for defined benefit and actuarial pension plans
(Deduct): Aggregate change in actuarial present value included in SCT Total for the covered year	(4,908)	(2,468)	(2,189)	(2,125)
Add: Service cost and prior service cost for the covered year	—	—	—	—
Adjustments for equity awards
(Deduct): Aggregate value for stock awards and option awards included in SCT Total for the covered year	(2,106,648)	(1,857,696)	(2,152,095)	(2,057,487)
Add: Fair value at covered year end of awards granted during the covered year that were outstanding and unvested at the covered year end	2,506,832	1,968,034	2,651,509	2,538,288
Add/(Deduct): Year-over-year change in fair value at covered year end of awards granted in any prior year that were outstanding and unvested at the covered year end	11,425	(285,769)	49,886	785,601
Add: Vesting date fair value of awards granted and vested during the covered year	21,614	—	19,907	—
Add/(Deduct): Change as of the vesting date (from end of the prior year) in fair value of awards granted in any prior year for which vesting conditions were satisfied during the covered year	46,348	(448,213)	(114,020)	269,390
(Deduct): Fair value at end of prior year of awards granted in any prior year that failed to meet the applicable vesting conditions during the covered year	—	—	—	—
Add: Dividends or other earnings paid on awards in the covered year prior to vesting if not otherwise included in SCT Total for the covered year	16,830	18,802	20,297	14,553
CAP (as calculated)	5,197,259	3,453,780	4,559,072	5,573,106

For purposes of the above adjustments, the fair value of unvested equity awards was calculated on each of the required measurement dates using methodologies and assumptions consistent with the grant date fair value calculations for accounting purposes. The fair values of stock option awards were determined using the Black-Scholes model with corresponding assumptions (expected term of stock option awards, expected volatility, risk-free interest rate and expected dividend yield) as of the measurement dates. The fair values of PBRSU awards were determined using a Monte-Carlo simulation as of the measurement dates. Prior to the final measurement dates, the total values of unvested PBRSU awards were determined based on the probable outcome of performance-based vesting conditions and the relevant Monte Carlo fair value on that measurement date. On the final measurement dates, the fair values of PBRSU awards were determined based on the approved payout factor and the closing price of our Common Stock on those dates. The fair values of time-based RSU awards were determined using the closing price of our Common Stock on the measurement dates.

Compensation Actually Paid vs. Total Shareholder Return [Text Block]	CAP vs TSR, Prior Peer TSR and Peer TSR
Compensation Actually Paid vs. Net Income [Text Block]	CAP vs Net Income
Compensation Actually Paid vs. Company Selected Measure [Text Block]	CAP vs Organic Sales Growth
Tabular List [Table Text Block]

Tabular List of Financial Performance Measures Used to Link CAP for the Most Recently Completed Fiscal Year To Company Performance

The following table lists the financial performance metrics that, in our assessment, represent the most important financial performance measures we use to link CAP for our Named Officers for 2023 to Company performance.

Adjusted Earnings Per Share
Free Cash Flow Productivity
Organic Sales Growth (Company-Selected Measure)
Relative Adjusted Net Income Growth
Relative Organic Sales Growth
Relative Total Shareholder Return

Total Shareholder Return Amount	$ 127.4	122.8	129.8	127.2
Peer Group Total Shareholder Return Amount	119.8	125.5	126.7	110.9
Net Income (Loss) Attributable to Parent	$ 2,455,000,000	$ 1,967,000,000	$ 2,338,000,000	$ 2,860,000,000
Company Selected Measure Amount	8.4	7.0	4.4	7.2
PEO Name	Noel R. Wallace	Noel R. Wallace	Noel R. Wallace	Noel R. Wallace
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Organic Sales Growth
Non-GAAP Measure Description [Text Block]
(4)	Organic sales growth is a non-GAAP financial measure defined as net sales excluding foreign exchange, acquisitions and divestments. Please see Annex A for a reconciliation of organic sales growth to net sales growth calculated in accordance with GAAP.

Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Adjusted Earnings Per Share
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Free Cash Flow Productivity
Measure [Axis]: 4
Pay vs Performance Disclosure [Table]
Measure Name	Relative Adjusted Net Income Growth
Measure [Axis]: 5
Pay vs Performance Disclosure [Table]
Measure Name	Relative Organic Sales Growth
Measure [Axis]: 6
Pay vs Performance Disclosure [Table]
Measure Name	Relative Total Shareholder Return
P E O Aggregate Change In Actuarial Present Value Included In S C T Total For The Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (51,502)	$ (25,893)	$ (22,969)	$ (27,870)
P E O Service Cost And Prior Service Cost For The Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0	0
P E O Aggregate Value For Stock Awards And Option Awards Included In S C T Total For The Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(9,938,958)	(9,114,661)	(10,903,528)	(8,641,292)
P E O Fair Value At Covered Year End Of Awards Granted During The Covered Year That Were Outstanding And Unvested At The Covered Year End [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	11,829,110	9,656,022	13,417,733	11,443,463
P E O Year Over Year Change In Fair Value At Covered Year End Of Awards Granted In Any Prior Year That Were Outstanding And Unvested At The Covered Year End [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	45,820	(1,253,543)	296,498	4,540,148
P E O Vesting Date Fair Value Of Awards Granted And Vested During The Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	99,936	0	105,132	0
P E O Change As Of The Vesting Date From End Of The Prior Year In Fair Value Of Awards Granted In Any Prior Year For Which Vesting Conditions Were Satisfied During The Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	285,894	(2,725,632)	(382,562)	1,059,193
P E O Fair Value At End Of Prior Year Of Awards Granted In Any Prior Year That Failed To Meet The Applicable Vesting Conditions During The Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0	0
P E O Dividends Or Other Earnings Paid On Awards In The Covered Year Prior To Vesting If Not Otherwise Included In S C T Total For The Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	72,010	48,747	40,338	27,453
Non P E O Aggregate Change In Actuarial Present Value Included In S C T Total For The Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(4,908)	(2,468)	(2,189)	(2,125)
Non P E O Service Cost And Prior Service Cost For The Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0	0
Non P E O Aggregate Value For Stock Awards And Option Awards Included In S C T Total For The Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(2,106,648)	(1,857,696)	(2,152,095)	(2,057,487)
Non P E O Fair Value At Covered Year End Of Awards Granted During The Covered Year That Were Outstanding And Unvested At The Covered Year End [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	2,506,832	1,968,034	2,651,509	2,538,288
Non P E O Year Over Year Change In Fair Value At Covered Year End Of Awards Granted In Any Prior Year That Were Outstanding And Unvested At The Covered Year End [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	11,425	(285,769)	49,886	785,601
Non P E O Vesting Date Fair Value Of Awards Granted And Vested During The Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	21,614	0	19,907	0
Non P E O Change As Of The Vesting Date From End Of The Prior Year In Fair Value Of Awards Granted In Any Prior Year For Which Vesting Conditions Were Satisfied During The Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	46,348	(448,213)	(114,020)	269,390
Non P E O Fair Value At End Of Prior Year Of Awards Granted In Any Prior Year That Failed To Meet The Applicable Vesting Conditions During The Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0	0
Non P E O Dividends Or Other Earnings Paid On Awards In The Covered Year Prior To Vesting If Not Otherwise Included In S C T Total For The Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 16,830	$ 18,802	$ 20,297	$ 14,553